Borrowings and financial liabilities - Valuation of the derivative instrument (Details) - Convertible Notes to Kreos, 2021 € / shares in Units, € in Thousands	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 19, 2021 EUR (€) € / shares shares	Dec. 31, 2023 € / shares shares
Borrowings and financial liabilities
Number of bonds outstanding	2,250,000	2,250,000	2,250,000
Number of shares available for subscription | shares	2,250,000	2,250,000	2,250,000
Share price | € / shares	€ 0.46	€ 0.494	€ 0.005
Fair value of derivative instrument (in K€)		€ (536)
Change in fair value of derivative liability over the period (in K€)	€ 536	€ (72)
Volatility
Borrowings and financial liabilities
Input to valuation	65	85	95
Risk-free rate
Borrowings and financial liabilities
Input to valuation	3.39		2.51
Credit spread
Borrowings and financial liabilities
Input to valuation	23.14	23.14	23.14